UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

William Young__   St. Louis, MO___   FEBRUARY 7, 2006


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      46
Form 13F Information Table Value Total:        $91,276


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AAR CORP                       COM              000361105      362    15100 SH       DEFINED                     0        0    15100
AFLAC INC                      COM              001055102     1068    23000 SH       DEFINED                     0        0    23000
ALCOA INC                      COM              013817101     4613   156000 SH       DEFINED                     0        0   156000
AMEDISYS INC                   COM              023436108      289     6840 SH       DEFINED                     0        0     6840
APPLIED INDUSTRIAL TECH INC    COM              03820C105      268     7950 SH       DEFINED                     0        0     7950
ASTRAZENECA PLC                COM              046353108     4241    87260 SH       DEFINED                     0        0    87260
AVON PRODS INC                 COM              054303102     3046   106687 SH       DEFINED                     0        0   106687
CDW CORP                       COM              12512N105     3959    68760 SH       DEFINED                     0        0    68760
CAREMARK RX INC                COM              141705103     4493    86760 SH       DEFINED                     0        0    86760
CELADON GROUP, INC.            COM              150838100      290    10070 SH       DEFINED                     0        0    10070
CERADYNE INC                   COM              156710105      265     6040 SH       DEFINED                     0        0     6040
CORNING INC                    COM              219350105     4029   204930 SH       DEFINED                     0        0   204930
DOW CHEMICAL CO                COM              260543103     3824    87262 SH       DEFINED                     0        0    87262
DREAMWORKS ANIMATION SKG INC   COM              26153C103      272    11080 SH       DEFINED                     0        0    11080
DUKE ENERGY CORP               COM              264399106     4124   150236 SH       DEFINED                     0        0   150236
E TRADE FINANCIAL CORP         COM              269246104     4535   217420 SH       DEFINED                     0        0   217420
EATON CORP                     COM              278058102     4331    64560 SH       DEFINED                     0        0    64560
ECOLLEGE COM INC               COM              27887E100      272    15100 SH       DEFINED                     0        0    15100
FASTENAL COMPANY               COM              311900104      275     7040 SH       DEFINED                     0        0     7040
GRAINGER W W INC               COM              384802104     4710    66249 SH       DEFINED                     0        0    66249
HARLEY DAVIDSON INC            COM              412822108     3605    70016 SH       DEFINED                     0        0    70016
MARSHALL & ILSLEY CP           COM              571834100     4251    98774 SH       DEFINED                     0        0    98774
METLIFE INC                    COM              59156R108     4613    94140 SH       DEFINED                     0        0    94140
MYLAN LABS INC                 COM              628530107      261    13090 SH       DEFINED                     0        0    13090
NIKE INC CL B                  COM              654106103     4818    55513 SH       DEFINED                     0        0    55513
NVIDIA CORPORATION             COM              67066G104     4459   121960 SH       DEFINED                     0        0   121960
ORBITAL SCIENCES CORPORATTION  COM              685564106      311    24200 SH       DEFINED                     0        0    24200
OXFORD INDUSTRIES              COM              691497309      281     5130 SH       DEFINED                     0        0     5130
PLANTRONICS INC                COM              727493108      268     9460 SH       DEFINED                     0        0     9460
PROASSURANCE CORP              COM              74267C106      279     5740 SH       DEFINED                     0        0     5740
SEI INVESTMENT CO              COM              784117103      231     6240 SH       DEFINED                     0        0     6240
SECURE COMPUTING INC           COM              813705100      272    22150 SH       DEFINED                     0        0    22150
SILICONWARE PRECISION INC      COM              827084864      350    50400 SH       DEFINED                     0        0    50400
TEXAS INSTRUMENTS INC          COM              882508104     4140   129080 SH       DEFINED                     0        0   129080
3M CO                          COM              88579Y101     4461    57560 SH       DEFINED                     0        0    57560
TIDEWATER INC                  COM              886423102      250     5630 SH       DEFINED                     0        0     5630
TOO INC                        COM              890333107      284    10060 SH       DEFINED                     0        0    10060
VENTIV HEALTH INC              COM              922793104      238    10070 SH       DEFINED                     0        0    10070
WABASH NATIONAL CORP           COM              929566107      230    12080 SH       DEFINED                     0        0    12080
WALGREEN CO                    COM              931422109     4013    90677 SH       DEFINED                     0        0    90677
WEST CORP                      COM              952355105      326     7730 SH       DEFINED                     0        0     7730
WESTELL TECHNOLOGIES INC          CLASS A       957541105      304    67450 SH       DEFINED                     0        0    67450
XILINX INC                     COM              983919101      226     8970 SH       DEFINED                     0        0     8970
NABORS INDUSTRIES LTD          COM              G6359F103      258     3410 SH       DEFINED                     0        0     3410
XL CAPITAL LTD CL A            COM              G98255105     3031    44990 SH       DEFINED                     0        0    44990
RADVISION LTD                  COM              M81869105      250    15100 SH       DEFINED                     0        0    15100